Columbia Pyrford International Stock Fund
Third Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Pyrford International Stock Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 94.2%
Issuer	Shares	Value ($)
Australia 8.7%
Brambles Ltd.	388,225	4,623,638
Computershare Ltd.	175,740	4,354,684
Endeavour Group Ltd.	731,537	1,514,671
QBE Insurance Group Ltd.	198,351	3,223,313
Woodside Energy Group Ltd.	128,482	2,810,600
Woolworths Group Ltd.	153,344	3,876,955
Total		20,403,861
China 0.4%
Fuyao Glass Industry Group Co., Ltd. Class H	142,400	1,011,040
Finland 2.7%
KONE OYJ, Class B	34,418	2,057,187
Sampo OYJ, Class A	400,339	4,225,399
Total		6,282,586
France 8.2%
Air Liquide SA	23,024	4,756,384
Bureau Veritas A	97,805	2,958,340
Dassault Systemes SE	89,714	1,968,274
Legrand SA	16,801	2,887,753
L’Oreal SA	5,545	2,446,718
Rubis SCA	47,315	1,954,337
Sanofi SA	26,790	2,348,389
Total		19,320,195
Germany 9.3%
Brenntag SE	32,755	2,154,156
Daimler Truck Holding AG	39,065	1,911,506
DHL Group	69,075	4,113,927
Infineon Technologies AG	35,107	3,328,691
Merck KGaA	20,938	3,188,734
Nemetschek SE	26,618	1,916,747
SAP SE	28,821	5,213,558
Total		21,827,319
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 4.3%
AIA Group Ltd.	400,600	4,202,205
ASMPT Ltd.	87,670	2,174,115
Power Assets Holdings Ltd.	302,569	2,320,186
VTech Holdings Ltd.	195,900	1,280,493
Total		9,976,999
Indonesia 2.7%
PT Bank Rakyat Indonesia Persero Tbk	22,091,900	3,650,126
PT Telekomunikasi Indonesia Persero Tbk	16,108,700	2,711,923
Total		6,362,049
Japan 13.7%
ABC-Mart, Inc.	189,300	3,128,356
Japan Tobacco, Inc.	146,068	5,626,810
KDDI Corp.	310,200	5,332,477
Mitsubishi Electric Corp.	123,400	5,016,590
Nabtesco Corp.	96,700	3,343,547
Nihon Kohden Corp.	409,700	3,718,652
Nissan Chemical Industries Ltd.	81,200	3,823,804
Sumitomo Rubber Industries Ltd.	155,800	2,033,927
Total		32,024,163
Malaysia 2.7%
Axiata Group Bhd	2,283,300	1,151,495
Malayan Banking Bhd	1,549,100	4,157,225
Telekom Malaysia Bhd	528,700	986,729
Total		6,295,449
Netherlands 2.2%
Koninklijke Philips NV	86,088	2,285,634
Wolters Kluwer NV	39,746	2,825,810
Total		5,111,444
Norway 1.8%
Telenor ASA	250,426	4,092,313
Philippines 0.8%
BDO Unibank, Inc.	679,620	1,257,531
Jollibee Foods Corp.	336,980	694,229
Total		1,951,760

Columbia Pyrford International Stock Fund  | 2026

Portfolio of Investments  (continued)
Columbia Pyrford International Stock Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 6.8%
ComfortDelGro Corp., Ltd.	1,598,300	1,614,344
Singapore Technologies Engineering Ltd.	288,800	2,577,110
Singapore Telecommunications Ltd.	624,807	2,126,057
United Overseas Bank Ltd.	188,402	5,550,715
Venture Corp., Ltd.	287,400	4,053,397
Total		15,921,623
Sweden 2.3%
ASSA ABLOY AB, Class B	43,334	1,556,065
Atlas Copco AB, Class A	82,338	1,574,410
Essity AB, Class B	81,312	2,280,549
Total		5,411,024
Switzerland 7.9%
Geberit AG	1,856	1,216,036
Givaudan SA	304	1,127,865
Nestlé SA, Registered Shares	61,685	6,258,809
Novartis AG, Registered Shares	30,837	4,638,198
Schindler Holding AG	3,149	1,060,092
SGS SA, Registered Shares	16,419	1,866,104
Zurich Insurance Group AG	3,252	2,309,372
Total		18,476,476
Taiwan 2.6%
Advantech Co., Ltd.	114,674	1,802,581
Chunghwa Telecom Co., Ltd.	426,000	1,863,602
Taiwan Semiconductor Manufacturing Co., Ltd.	32,000	2,370,731
Total		6,036,914
United Kingdom 14.1%
BP PLC	216,680	1,530,513
British American Tobacco PLC	56,824	3,516,076
Bunzl PLC	73,239	2,315,540
Croda International PLC	50,101	2,046,614
Common Stocks (continued)
Issuer	Shares	Value ($)
GSK PLC	105,107	2,657,803
IMI PLC	38,959	1,455,351
Imperial Brands PLC	56,465	2,047,515
Legal & General Group PLC	987,973	3,596,216
National Grid PLC	194,169	3,116,518
Reckitt Benckiser Group PLC	35,060	2,157,639
Rio Tinto Ltd.	16,905	2,260,951
Unilever PLC	85,860	4,859,046
Vodafone Group PLC	1,020,780	1,533,953
Total		33,093,735
United States 3.0%
Roche Holding Ag	12,700	5,343,530
Shell PLC	41,864	1,768,980
Total		7,112,510
Total Common Stocks (Cost $144,453,770)		220,711,460

Preferred Stocks 1.6%
Issuer	Shares	Value ($)
Germany 1.6%
FUCHS SE	83,066	3,807,706
Total Preferred Stocks (Cost $2,185,038)		3,807,706

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(a),(b)	5,670,887	5,668,619
Total Money Market Funds (Cost $5,668,619)		5,668,619
Total Investments in Securities (Cost $152,307,427)		230,187,785
Other Assets & Liabilities, Net		4,298,252
Net Assets		$234,486,037
Columbia Pyrford International Stock Fund  | 2026

Portfolio of Investments  (continued)
Columbia Pyrford International Stock Fund, May 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	5,040,341	50,075,107	(49,446,829)	—	5,668,619	(166)	112,882	5,670,887
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Pyrford International Stock Fund  | 2026

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3QT319_(07/26)